Income Tax: Schedule of Components of Income Tax Expense (Benefit) (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Schedule of Components of Income Tax Expense (Benefit)

	2016	2015	2014

Current tax expense (benefit)	$ 647	$ 1,451	$ (186)
Deferred tax expense (benefit)	240	(2)	197

Total income tax expense	$ 887	$ 1,449	$ 11